UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C.   20549

                          Form 13F

                     Form 13F COVER PAGE

Report for the Calendar year of the
Quarter Ended:  March 31, 1999

Check here if Amendment  [    ]; Amendment
Number:  ____
     This Amendment (Check only one.):  [
]  is a restatement.
                       [    ]  adds new
holdings entries.

Institutional Investment Manager Filing
this Report:

Name:  Columbine Asset Management, LLC
Address:               Suite 450
       2 North Cascade Avenue
       Colorado Springs, CO  80903

Form 13F File Number: 28-7470

This institutional investment manager
filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Manager:

Name:  Susan M. Chamberlain
Title: Chief Operating Officer
Phone: (719)635-5174

Signature, Place, and Date of Signing:

_______________________
_______________________     __________
            [Signature]
[City, State]
[Date]

Report Type  (Check only one.):

 [ X ]    13F HOLDINGS REPORT

 [    ]    13F NOTICE

 [    ]    13F COMBINATION REPORT

                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:0

Form 13F Information Table Entry Total:101

 Form 13F Information Table Value Total:$116,318


List of Other Included Managers:

Provide a numbered list of the name(s) and the Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

NONE

                                                         FORM 13F INFORMATION TABLE

TITLE OF           VALUE  SHRS OR   SH/  PUT/  INVSTMT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                        CLASS    CUSIP     (x$1000PRN AMT   PRN  CALL  DSCRETN   MANAGERS    SOLE  SHARED   NONE
ABERCROMBIE & FITCH CO CL A           COM      002896207   1,494    16,200  SH       SOLE                  16,200        0      0
ACTION PERFORMANCE COS COM            COM      004933107     226     7,500  SH       SOLE                   7,500        0      0
ADOBE SYS INC COM                     COM      00724F101   1,101    19,400  SH       SOLE                  19,400        0      0
AK STL HLDG CORP COM                  COM      001547108   1,236    54,800  SH       SOLE                  54,800        0      0
ALASKA AIR GROUP INC COM              COM      011659109   1,112    23,400  SH       SOLE                  23,400        0      0
ALCOA INC COM                         COM      013817101   1,194    29,000  SH       SOLE                  29,000        0      0
AMBAC FINL GROUP INC COM              COM      023139108   1,118    20,700  SH       SOLE                  20,700        0      0
AMERICAN STORES CO NEW COM            COM      030096101   1,036    31,400  SH       SOLE                  31,400        0      0
AMERN EAGLE OUTFITTERS COM            COM      02553E106   1,491    20,800  SH       SOLE                  20,800        0      0
AMGEN INC COM                         COM      031162100   1,116    14,900  SH       SOLE                  14,900        0      0
AMSOUTH BANCORPORATION COM            COM      032165102   1,279    28,100  SH       SOLE                  28,100        0      0
ANHEUSER BUSCH COS INC COM            COM      035229103   1,203    15,800  SH       SOLE                  15,800        0      0
ANNTAYLOR STORES CORP COM             COM      036115103   1,511    34,200  SH       SOLE                  34,200        0      0
ANTEC CORP COM                        COM      03664P105     983    45,700  SH       SOLE                  45,700        0      0
APARTMENT INVT & MGMT CL A            COM      03748R101   1,138    31,400  SH       SOLE                  31,400        0      0
APPLE COMPUTER INC COM                COM      037833100   1,139    31,700  SH       SOLE                  31,700        0      0
BALL CORP COM                         COM      058498106   1,418    30,200  SH       SOLE                  30,200        0      0
BAUSCH & LOMB INC COM                 COM      071707103   1,398    21,500  SH       SOLE                  21,500        0      0
BERGEN BRUNSWIG CORP CL A             COM      083739102     852    42,600  SH       SOLE                  42,600        0      0
BEST BUY INC COM                      COM      086516101   1,212    23,300  SH       SOLE                  23,300        0      0
BRIGGS & STRATTON CORP COM            COM      109043109   1,253    25,400  SH       SOLE                  25,400        0      0
BRINKER INTL INC COM                  COM      109641100   1,108    42,700  SH       SOLE                  42,700        0      0
CDW COMPUTER CTRS INC COM             COM      125129106   1,208    17,500  SH       SOLE                  17,500        0      0
CENTEX CORP COM                       COM      152312104   1,151    34,500  SH       SOLE                  34,500        0      0
CENTURY TEL ENTERPRISE COM            COM      156686107   1,482    21,100  SH       SOLE                  21,100        0      0
CLARIFY INC COM                       COM      180492100   1,164    43,600  SH       SOLE                  43,600        0      0
COMPLETE BUSINESS SOLU COM            COM      20452F107   1,319    67,200  SH       SOLE                  67,200        0      0
COMVERSE TECHNOLOGY COM PAR           COM      205862402   1,207    14,200  SH       SOLE                  14,200        0      0
CORDANT TECHNOLOGIES                  COM      218412104   1,111    27,900  SH       SOLE                  27,900        0      0
CREE RESH INC COM                     COM      225447101   1,216    25,900  SH       SOLE                  25,900        0      0
DAYTON HUDSON CORP COM                COM      239753106   1,086    16,300  SH       SOLE                  16,300        0      0
DIAMOND OFFSHORE DRILL COM            COM      25271C102   1,151    36,400  SH       SOLE                  36,400        0      0
DSP COMMUNICATIONS COM                COM      23332K106   1,003    63,200  SH       SOLE                  63,200        0      0
DYCOM INDS INC COM                    COM      267475101     979    22,500  SH       SOLE                  22,500        0      0
ELECTRONICS FOR IMAGNG COM            COM      286082102   1,190    30,500  SH       SOLE                  30,500        0      0
ENGINEERING ANIMATION COM             COM      292872108   1,036    24,600  SH       SOLE                  24,600        0      0
EQUITY OFFICE PPTYS TR COM            COM      294741103   1,170    46,100  SH       SOLE                  46,100        0      0
EVEREST REINS HLDGS COM               COM      299808105   1,042    33,400  SH       SOLE                  33,400        0      0
F M C CORP COM NEW                    COM      302491303   1,131    22,900  SH       SOLE                  22,900        0      0
FINL SEC ASSURN HLDGS COM             COM      31769P100   1,156    23,300  SH       SOLE                  23,300        0      0
FIRST AMERN FINL CORP COM             COM      318522307      95     6,000  SH       SOLE                   6,000        0      0
FIRSTAR CORP NEW WIS COM              COM      33763V109   1,172    13,100  SH       SOLE                  13,100        0      0
GEORGIA PAC CORP COM GA PAC GRP       COM      373298108   1,262    17,000  SH       SOLE                  17,000        0      0
GOLDEN WEST FINL DEL COM              COM      381317106     965    10,100  SH       SOLE                  10,100        0      0
HOSPITALITY PPTYS TR COM SH BEN       COM      44106M102     579    21,400  SH       SOLE                  21,400        0      0
IBP INC COM                           COM      449223106     883    47,400  SH       SOLE                  47,400        0      0
INGERSOLL RAND CO COM                 COM      456866102   1,221    24,600  SH       SOLE                  24,600        0      0
INSIGHT ENTERPRISES COM               COM      45765U103   1,223    49,400  SH       SOLE                  49,400        0      0
INTIMATE BRANDS INC CL A              COM      461156101   1,487    30,900  SH       SOLE                  30,900        0      0
INTUIT COM                            COM      461202103   1,221    12,000  SH       SOLE                  12,000        0      0
JEFFERSON PILOT CORP COM              COM      475070108   1,037    15,300  SH       SOLE                  15,300        0      0
KNIGHT RIDDER INC COM                 COM      499040103   1,150    23,000  SH       SOLE                  23,000        0      0
LABOR READY INC COM NEW               COM      505401208     846    32,400  SH       SOLE                  32,400        0      0
LAFARGE CORP COM                      COM      505862102     241     8,600  SH       SOLE                   8,600        0      0
LASER VISION CTRS INC COM             COM      51807H100   1,453    38,100  SH       SOLE                  38,100        0      0
LEXMARK INTL GROUP INC CL A           COM      529771107   1,410    12,600  SH       SOLE                  12,600        0      0
LINCOLN NATL CORP IND COM             COM      534187109   1,266    12,800  SH       SOLE                  12,800        0      0
LINENS N THINGS INC COM               COM      535679104   1,416    31,200  SH       SOLE                  31,200        0      0
LIPOSOME CO INC COM                   COM      536310105   1,047    77,950  SH       SOLE                  77,950        0      0
MACROMEDIA INC COM                    COM      556100105   1,192    26,300  SH       SOLE                  26,300        0      0
MALLINCKRODT INC NEW COM              COM      561232109   1,038    39,000  SH       SOLE                  39,000        0      0
MARTIN MARIETTA MATLS COM             COM      573284106   1,370    24,000  SH       SOLE                  24,000        0      0
MEDICIS PHARMACEUTICAL CL A NEW       COM      584690309   1,128    37,600  SH       SOLE                  37,600        0      0
MEDIMMUNE INC COM                     COM      584699102   1,296    21,900  SH       SOLE                  21,900        0      0
METRIS COS INC COM                    COM      591598107   1,013    25,100  SH       SOLE                  25,100        0      0
METZLER GROUP INC COM                 COM      592903108     935    29,800  SH       SOLE                  29,800        0      0
NATIONAL DISC BROKERS COM             COM      635646102     970    34,500  SH       SOLE                  34,500        0      0
NAVISTAR INTL CORP NEW COM            COM      63934E108   1,644    40,900  SH       SOLE                  40,900        0      0
NCR CORP NEW COM                      COM      62886E108   1,395    27,900  SH       SOLE                  27,900        0      0
NORTH FORK BANCORP NY COM             COM      659424105   1,141    54,000  SH       SOLE                  54,000        0      0
OLD KENT FINL CORP COM                COM      679833103   1,151    27,200  SH       SOLE                  27,200        0      0
OSTEOTECH INC COM                     COM      688582105   1,195    34,750  SH       SOLE                  34,750        0      0
PACCAR INC COM                        COM      693718108   1,116    27,100  SH       SOLE                  27,100        0      0
PACIFICARE HLT SYS DEL CL B           COM      695112201   1,112    16,300  SH       SOLE                  16,300        0      0
PENNZOIL-QUAKER STATE COM             COM      709323109   1,194    96,500  SH       SOLE                  96,500        0      0
POLYCOM INC COM                       COM      73172K104   1,613    86,000  SH       SOLE                  86,000        0      0
POWER INTEGRATIONS INC COM            COM      739276103   1,597    50,300  SH       SOLE                  50,300        0      0
RF MICRODEVICES INC COM               COM      749941100   1,665    17,400  SH       SOLE                  17,400        0      0
ROCKWELL INTL CORP NEW COM            COM      773903109   1,197    28,200  SH       SOLE                  28,200        0      0
SEAGATE TECHNOLOGY COM                COM      811804103   1,141    38,600  SH       SOLE                  38,600        0      0
SHAW INDS INC COM                     COM      820286102   1,249    67,500  SH       SOLE                  67,500        0      0
SOUTHDOWN INC COM                     COM      841297104   1,170    21,800  SH       SOLE                  21,800        0      0
SOUTHWEST SECS GROUP COM              COM      845224104      54     1,900  SH       SOLE                   1,900        0      0
SUNOCO INC COM                        COM      86764P109   1,204    33,400  SH       SOLE                  33,400        0      0
SUPERVALU INC COM                     COM      868536103     992    48,100  SH       SOLE                  48,100        0      0
TELEPHONE & DATA SYS COM              COM      879433100   1,314    23,300  SH       SOLE                  23,300        0      0
TRANS WORLD ENTMT CORP COM            COM      89336Q100     927    84,300  SH       SOLE                  84,300        0      0
TRANSOCEAN OFFSHORE COM               COM      893817106   1,271    44,100  SH       SOLE                  44,100        0      0
TRANSWITCH CORP COM                   COM      894065101   1,466    32,400  SH       SOLE                  32,400        0      0
TRAVELERS PPTY CAS CL A               COM      893939108   1,080    30,200  SH       SOLE                  30,200        0      0
TRICON GLOBAL REST COM                COM      895953107   1,370    19,500  SH       SOLE                  19,500        0      0
TRIGON HEALTHCARE INC COM             COM      89618L100   1,147    33,500  SH       SOLE                  33,500        0      0
U S WEST INC NEW COM                  COM      91273H101   1,068    19,400  SH       SOLE                  19,400        0      0
UNION CARBIDE CORP COM                COM      905581104   1,021    22,600  SH       SOLE                  22,600        0      0
UNION PAC CORP COM                    COM      907818108   1,283    24,000  SH       SOLE                  24,000        0      0
UNISYS CORP COM                       COM      909214108     969    35,000  SH       SOLE                  35,000        0      0
VISX INC DEL COM                      COM      92844S105   1,721    16,000  SH       SOLE                  16,000        0      0
WHIRLPOOL CORP COM                    COM      963320106     816    15,000  SH       SOLE                  15,000        0      0
XIRCOM INC COM                        COM      983922105   1,113    44,300  SH       SOLE                  44,300        0      0
YORK INTL CORP NEW COM                COM      986670107   1,010    28,600  SH       SOLE                  28,600        0      0
ZALE CORP NEW COM                     COM      988858106   1,576    46,100  SH       SOLE                  46,100        0      0
